Income Taxes (Principal Components of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets (liabilities):
Cost and expense accruals	$ 847,197	$ 1,754,349
Revenue recognition	84,241	771,061
Less: valuation allowance	(931,438)	(2,525,410)
Current deferred tax assets, net	0	0
Non-current deferred tax assets (liabilities):
Depreciation and amortization	72,477	631,747
Net operating loss carry forwards	25,247,628	21,146,362
Less: valuation allowance	(25,320,105)	(21,778,109)
Non-current deferred tax assets, net	0	0
Intangible assets	0	(4,826,059)
Non-current deferred tax liabilities	$ 0	$ (4,826,059)